Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule on Impact of ASC 842 on Consolidated Balance Sheets

The impact of ASC 842 on the December 31, 2019 and 2020 consolidated balance sheets was as follows:

	December 31,	December 31,
	2019	2020
	RMB	RMB
Operating leases:
Right-of-use assets	40,786,291	41,779,086
Lease liabilities-current	20,556,017	16,972,187
Lease liabilities-non-current	12,500,120	24,005,765

Summary of Other Information Related to Leases

Other information related to leases is presented below:

	Year ended December 31,
	2019	2020
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	12,850,734	20,376,826
Right-of-use assets acquired in exchange for new operating lease obligations	8,696,875	33,360,187
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	32,089,416	—
Weighted average remaining lease term	1.67	3.40
Weighted average discount rate	5.88%	6.60%

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2020 are as follows:

Operating leases
RMB
2021	17,508,218
2022	11,648,328
2023	7,503,992
2024	5,095,177
2025	4,040,559
Thereafter	—
Total undiscounted lease payments	45,796,274
Less: Imputed interest	(4,818,322)
Total lease liabilities	40,977,952
Amounts due within 12 months	16,972,187
Non-current lease liability	24,005,765

Summary of Short-term Lease Commitments

Short-term lease expense, with a lease term of 12 months or less, for the year ended December 31, 2019 and 2020 was RMB 2,125,616 and RMB 6,112,893, and short-term lease commitments as of December 31, 2020 are as follows:

Short-term Lease Commitments Amount
RMB
Year ended December 31:
2021	653,566
653,566